Exceptional items - Additional Information (Details) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Analysis of income and expense [abstract]
Business transformation program (1)	€ 12.3	€ 10.5	€ 32.8	€ 38.6
Information Technology transformation program (3)			0.0
Exceptional Items, Tax Expense (Income), Continuing Operations	€ (3.2)	€ (2.7)	(8.9)	(9.7)
Payments relating to exceptional items			€ (40.8)	€ (30.2)